BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Condensed Balance Sheets Parenthetical
Convertible note payable, net of discount	$ 36,340	$ 0
Preferred Stock, stated value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Issued	1,000,000	1,000,000	0
Preferred Stock, outstanding	0	0	0
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	20,000,000	20,000,000	20,000,000
Common Stock, Issued	10,183,927	10,183,927	183,927
Common Stock, outstanding	10,183,927	10,183,927	183,927